Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Grant revenue	$ 123,440	$ 3,100,605
Costs and expenses:
Research and development	12,034,985	11,359,104
Selling, general and administrative	6,217,063	6,507,641
Total costs and expenses	18,252,048	17,866,745
Loss from operations	(18,128,608)	(14,766,140)
Interest income (expense)	74,453	(19,923)
Net loss	(18,054,155)	(14,786,063)
Other comprehensive income, net of taxes:
Unrealized gains on marketable securities	104,718	0
Comprehensive loss	$ (17,949,437)	$ (14,786,063)
Net loss per share - basic	$ (0.72)	$ (0.81)
Net loss per share - diluted	$ (0.72)	$ (0.81)
Weighted average number of common share - basic	25,211,726	18,209,198
Weighted average number of common share - diluted	25,211,726	18,209,198